INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current
Federal		$ 19
Deferred	82	268
Reversal of valuation allowance on deferred taxes	(1,790)	(287)
Total	(1,708)
Income tax at federal statutory rate (as a percent)	34.00%	34.00%
Effective tax rates differ from federal statutory rates applied to financial statement income
Income tax at federal statutory rate	134	307
Effect of State taxes, net of federal benefit	10	43
Effect of Other, net	(62)	(63)
Reversal of valuation allowance on deferred taxes	(1,790)	(287)
Total	(1,708)
Effective tax rate (as a percent)	0.00%	0.00%
Deferred tax assets
Allowance for loan losses	432	563
Accrued expenses	664	621
Reserve for uncollectible interest	31	46
OREO valuation allowances	137	106
Unrealized gain on securities available-for-sale	14	270
Net operating loss carryforwards	1,734	1,767
Other, net	7
Total	3,019	3,373
Deferred tax liabilities
Premises and equipment	(331)	(302)
Federal Home Loan Bank stock dividends	(127)	(131)
Deferred loan fees	79	(75)
Other, net		(41)
Valuation allowance		(1,790)
Total	(537)	(549)
Net deferred tax asset	2,482	2,824
Net deferred tax asset	2,482	1,034
Tax expense excluding reversal of remaining deferred tax asset valuation allowance	82
Additional bad debt deduction provided by Federal income tax laws	2,372
Deferred tax liability not required to be recorded for additional bad debt deductions provided by Federal income tax laws	928	955
Parent Company
Current
Total	(204)
Effective tax rates differ from federal statutory rates applied to financial statement income
Total	$ (204)